Decommissioning Liabilities - Summary of Decommissioning Provision (Detail) $ in Millions	9 Months Ended
Sep. 30, 2024 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Beginning balance	$ 4,155
Liabilities Incurred	17
Liabilities Settled	(170)
Liabilities disposed	(72)
Unwinding of Discount on Decommissioning Liabilities (Note 4)	169
Exchange Rate Movements	10
Ending balance	$ 4,109